RESTRUCTURING COSTS (Schedule of Restructuring Accruals) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RESTRUCTURING COSTS [Line item]
Total restructuring costs	$ 3,981
Restructuring accrual	2,257
Payroll and share-based compensation expenses [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	1,993
Lease facilities and related expenses [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	1,248
Property and equipment impairment [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	632
Other [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	$ 108